TRADE RECEIVABLES (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 224,114	¥ 532,361
Financial assets past due but not impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets past due but not impaired [member] | Not later than one month [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	97,291	10,591
Financial assets past due but not impaired [member] | Later than one month and not later than four months [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets past due but not impaired [member] | Later than four months [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets neither past due nor impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 126,823	¥ 521,770